UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-21910
                                   --------------

                      Claymore Exchange-Traded Fund Trust 2
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                   2455 Corporate West Drive, Lisle, IL 60532
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                J. Thomas Futrell

                   2455 Corporate West Drive, Lisle, IL 60532
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (630) 505-3700
                                                     --------------

Date of fiscal year end:  August 31
                          --------------------

Date of reporting period: November 30, 2009
                          --------------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.

YAO | CLAYMORE/ALPHASHARES CHINA ALL-CAP ETF
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2009 (UNAUDITED)
 NUMBER OF SHARES     DESCRIPTION                                                   VALUE
------------------------------------------------------------------------------------------
                      COMMON STOCKS - 100.0%
                      CONSUMER DISCRETIONARY - 5.6%
          559,000     China Dongxiang Group Co.                             $     408,242
          212,000     China Resources Enterprise Ltd.                             663,342
           12,370     Ctrip.com International Ltd., ADR (a)                       907,340
          846,000     Denway Motors Ltd.                                          519,598
          532,000     Dongfeng Motor Group Co. Ltd.                               816,862
           14,817     Focus Media Holding Ltd., ADR (a)                           186,102
          128,500     Li Ning Co. Ltd.                                            421,969
            7,024     New Oriental Education & Technology Group, ADR (a)          500,881
          239,500     Parkson Retail Group Ltd.                                   398,644
                                                                            --------------
                                                                                4,822,980
                                                                            --------------
                      CONSUMER STAPLES - 4.7%
          414,000     Chaoda Modern Agriculture Holdings Ltd.                     363,779
          293,000     China Agri-Industries Holdings Ltd.                         370,496
           91,000     China Huiyuan Juice Group Ltd.                               56,125
          280,000     China Mengniu Dairy Co. Ltd.                                861,661
          171,000     China Yurun Food Group Ltd.                                 419,218
          326,000     Tingyi Cayman Islands Holding Corp.                         807,623
           60,000     Tsingtao Brewery Co. Ltd.                                   302,704
        1,183,000     Want Want China Holdings Ltd.                               827,321
                                                                            --------------
                                                                                4,008,927
                                                                            --------------
                      ENERGY - 18.5%
          752,000     China Coal Energy Co.                                     1,274,979
          280,000     China Oilfield Services Ltd.                                325,155
        3,082,000     China Petroleum & Chemical Corp.                          2,564,970
          526,500     China Shenhua Energy Co. Ltd.                             2,574,705
        2,740,000     CNOOC Ltd.                                                4,221,286
          360,000     Cnpc Hong Kong Ltd.                                         404,586
        3,122,000     PetroChina Co. Ltd.                                       3,867,177
          354,000     Yanzhou Coal Mining Co. Ltd.                                705,246
                                                                            --------------
                                                                               15,938,104
                                                                            --------------
                      FINANCIALS - 35.9%
          264,000     Agile Property Holdings Ltd.                                363,802
       10,533,000     Bank of China Ltd.                                        5,939,138
          989,000     Bank of Communications Co. Ltd.                           1,179,120
        1,197,000     China Citic Bank                                            988,471
        4,577,000     China Construction Bank Corp.                             4,074,928
          134,000     China Everbright Ltd.                                       318,482
          944,000     China Life Insurance Co. Ltd.                             4,725,999
          635,000     China Merchants Bank Co. Ltd.                             1,720,612
          694,000     China Overseas Land & Investment Ltd.                     1,491,847
          314,000     China Resources Land Ltd.                                   728,466
          131,400     China Taiping Insurance Holdings Co. Ltd.                   508,635
        1,056,000     Country Garden Holdings Co.                                 399,228
          184,000     Guangzhou R&F Properties Co. Ltd.                           322,409
        5,089,000     Industrial & Commercial Bank of China                     4,300,943
          312,000     PICC Property & Casualty Co. Ltd.                           251,608
          247,500     Ping An Insurance Group Co. of China Ltd.                 2,308,891
          257,500     Shimao Property Holdings Ltd.                               489,074
          571,500     Sino-Ocean Land Holdings Ltd.                               570,014
          347,500     Soho China Ltd.                                             186,974
                                                                            --------------
                                                                               30,868,641
                                                                            --------------
                      HEALTH CARE - 1.0%
            4,343     China Medical Technologies, Inc., ADR                        57,371
           13,930     Mindray Medical International Ltd., ADR                     421,800
           96,000     Shandong Weigao Group Medical Polymer Co. Ltd.              339,400
                                                                            --------------
                                                                                  818,571
                                                                            --------------
                      INDUSTRIALS - 9.0%
          384,000     Air China Ltd.                                              276,970
          340,000     Beijing Capital International Airport Co. Ltd.              236,021
           85,000     Beijing Enterprises Holdings Ltd.                           577,440
          809,000     China Communications Construction Co. Ltd.                  775,581
          470,500     China COSCO Holdings Co. Ltd.                               620,441
          206,000     China Merchants Holdings International Co. Ltd.             640,581
          347,500     China Railway Construction Corp. Ltd.                       458,243
          697,000     China Railway Group Ltd. (a)                                550,395
          689,000     China Shipping Container Lines Co. Ltd.                     253,369
          232,000     China Shipping Development Co. Ltd.                         340,659
          281,000     Citic Pacific Ltd.                                          743,276
          204,000     COSCO Pacific Ltd.                                          284,278
          246,000     Guangshen Railway Co. Ltd.                                   96,811
          130,000     Harbin Power Equipment Co. Ltd.                             118,759
          218,000     Jiangsu Expressway Co. Ltd.                                 193,243
          544,000     Shanghai Electric Group Co. Ltd.                            255,500
           98,000     Shanghai Industrial Holdings Ltd.                           490,623
           20,122     Suntech Power Holdings Co. Ltd., ADR (a)                    300,824
          259,000     Yangzijiang Shipbuilding Holdings Ltd. (Singapore)          229,990
          266,000     Zhejiang Expressway Co. Ltd.                                259,817
                                                                            --------------
                                                                                7,702,821
                                                                            --------------
                      INFORMATION TECHNOLOGY - 11.3%
          232,000     Alibaba.com Ltd.                                            529,848
            6,369     Baidu, Inc., ADR (a)                                      2,762,490
           65,000     Byd Co. Ltd.                                                568,215
           17,479     Giant Interactive Group, Inc., ADR                          122,877
          106,000     Kingboard Chemical Holdings Ltd.                            426,043
          686,000     Lenovo Group Ltd.                                           395,659
           23,863     Netease.com, ADR (a)                                        912,521
            6,656     Shanda Interactive Entertainment Ltd., ADR (a)              331,735
            9,984     Sina Corp. (a)                                              451,876
            5,527     Sohu.com, Inc. (a)                                          308,185
          143,300     Tencent Holdings Ltd.                                     2,649,612
           51,800     ZTE Corp.                                                   293,416
                                                                            --------------
                                                                                9,752,477
                                                                            --------------
                      MATERIALS - 5.4%
          730,000     Aluminum Corp. of China Ltd.                                808,165
          202,000     Angang Steel Co. Ltd.                                       407,641
           92,000     Anhui Conch Cement Co. Ltd.                                 544,867
          312,000     China BlueChemical Ltd.                                     165,860
          242,000     China Molybdenum Co. Ltd.                                   200,466
          216,000     China National Building Material Co. Ltd.                   415,827
          259,200     China Zhongwang Holdings Ltd. (a)                           242,807
          250,000     Jiangxi Copper Co. Ltd.                                     638,052
          304,000     Maanshan Iron & Steel                                       205,931
          308,000     Sinofert Holdings Ltd.                                      157,375
          416,000     Sinopec Shanghai Petrochemical Co. Ltd.                     162,639
          676,000     Zijin Mining Group Co. Ltd. (b)                             708,260
                                                                            --------------
                                                                                4,657,890
                                                                            --------------
                      TELECOMMUNICATION SERVICES - 6.9%
          358,000     China Communications Services Corp. Ltd.                    182,923
          351,000     China Mobile Ltd.                                         3,288,014
        2,546,000     China Telecom Corp. Ltd.                                  1,126,789
        1,020,000     China Unicom Hong Kong Ltd.                               1,371,380
                                                                            --------------
                                                                                5,969,106
                                                                            --------------
                      UTILITIES - 1.7%
          312,000     China Resources Power Holdings Co. Ltd.                     636,065
          590,000     Datang International Power Generation Co. Ltd.              259,595
          434,000     Guangdong Investment Ltd.                                   241,355
          552,000     Huaneng Power International, Inc.                           344,726
                                                                            --------------
                                                                                1,481,741
                                                                            --------------
                      TOTAL INVESTMENTS - 100.0%
                      (Cost $85,884,372)                                       86,021,258
                      Other Assets in excess of Liabilities - 0.0%*                31,329
                                                                            --------------
                      NET ASSETS - 100.0%                                   $  86,052,587
                                                                            ==============

*    Less than 0.1%

ADR - American Depositary Receipt

(a)  Non-income producing security.

(b) Security is valued in accordance with Fair Valuation procedures established in good faith by the Board of Trustees. The total market value of such securities is $708,260 which represents 0.8% of net assets.

Securities are classified by sectors that represent broad groupings of related industries.

           ----------------------------------------------------------------
                                Country Allocation*
           China                                                     99.7%
           Singapore                                                  0.3%
           ----------------------------------------------------------------
           *As a percentage of total investments. Subject to change daily.

     Equity securities are valued at the last reported sale price on the principal exchange on which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded in OTC markets are valued at the NASDAQ Official Closing Price as of the close of regular trading in the NYSE on the day the securities are valued or, if there are no sales, at the mean of the most recent bid and asked prices. Debt securities are valued at the mean between the last available bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality, and type. Securities for which market quotations are not readily available, including restricted securities, are valued by a method that the Trustees believe accurately reflects fair value. Securities will be valued at fair value when market quotations are not readily available or are deemed unreliable, such as when a security's value or meaningful portion of the Fund's portfolio is believed to have been materially affected by a significant event. Such events may include a natural disaster, an economic event like bankruptcy filing, a trading halt in security, an unscheduled early market close or a substantial fluctuation in domestic and foreign markets that has occurred between the close of the principal exchange and the NYSE. In such a case, the value for a security is likely to be different from the last quoted market price. In addition, due to the subjective and variable nature of fair market value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sale. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value.

     See previously submitted prospectus.

At November 30, 2009, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:


                                                               Net Tax
                          Gross Tax        Gross Tax           Unrealized
Cost of Investments       Unrealized       Unrealized          Appreciation
for Tax Purposes          Appreciation     Depreciation        on Investments
--------------------------------------------------------------------------------
   $ 85,884,372           $2,433,298       $ (2,296,412)       $ 136,886
--------------------------------------------------------------------------------

The Fund adopted the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 820, Fair Value Measurements and Disclosures ("ASC820") (formerly known as the Statement of Financial Accounting Standard ("FAS") No. 157) effective September 1, 2008. In accordance with ASC820, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC820 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation). The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of November 30, 2009.

Description                            Level 1    Level 2    Level 3       Total
--------------------------------------------------------------------------------
(value in $000s)
Assets:
Common Stocks:
  Financials                          $ 30,869        $ -        $ -    $ 30,869
  Energy                                15,938          -          -      15,938
  Information Technology                 9,752          -          -       9,752
  Industrials                            7,703          -          -       7,703
  Telecommunication Services             5,969          -          -       5,969
  Consumer Discretionary                 4,823          -          -       4,823
  Materials                              3,950        708          -       4,658
  Consumer Staples                       4,009          -          -       4,009
  Utilities                              1,482          -          -       1,482
  Health Care                              818          -          -         818
                                      --------      -----       ----    --------
Total                                 $ 85,313      $ 708       $  -    $ 86,021
                                      ========      =====       ====    ========

EEN | CLAYMORE/BNY MELLON EW EURO-PACIFIC LDRS ETF
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2009 (UNAUDITED)
 NUMBER OF SHARES     DESCRIPTION                                                 VALUE
----------------------------------------------------------------------------------------
                      COMMON STOCKS - 99.4%
                      AUSTRALIA - 3.6%
            7,114     Alumina Ltd., ADR                                     $    39,838
              600     BHP Billiton Ltd., ADR                                     45,180
            1,876     Sims Metal Management Ltd., ADR                            36,544
              376     Westpac Banking Corp., ADR                                 41,608
                                                                            ------------
                                                                                163,170
                                                                            ------------
                      BELGIUM - 0.9%
              556     Delhaize Group SA, ADR                                     42,339
                                                                            ------------

                      CAYMAN ISLANDS - 1.3%
           11,907     Hutchison Telecommunications International Ltd., ADR       35,959
            5,589     Melco Crown Entertainment Ltd., ADR (a)                    23,641
                                                                            ------------
                                                                                 59,600
                                                                            ------------
                      DENMARK - 1.8%
              612     Novo Nordisk A/S, ADR                                      40,833
            4,023     Torm A/S, ADR                                              42,644
                                                                            ------------
                                                                                 83,477
                                                                            ------------
                      FINLAND - 0.8%
            2,559     Nokia OYJ, ADR                                             33,932
                                                                            ------------

                      FRANCE - 5.8%
           10,186     Alcatel-Lucent, ADR                                        34,021
            1,619     AXA SA, ADR                                                40,086
            1,653     Cie Generale de Geophysique-Veritas, ADR (a)               33,969
            1,401     France Telecom SA, ADR                                     36,888
            1,136     Sanofi-Aventis SA, ADR                                     43,123
              649     Total SA, ADR                                              40,361
            1,033     Veolia Environnement, ADR                                  35,081
                                                                            ------------
                                                                                263,529
                                                                            ------------
                      GERMANY - 6.8%
            1,787     Aixtron AG, ADR                                            64,636
              808     Daimler AG                                                 41,151
              540     Deutsche Bank AG                                           39,474
            2,772     Deutsche Telekom AG, ADR                                   41,164
              842     Fresenius Medical Care AG & Co. KGaA, ADR                  44,710
              753     SAP AG, ADR                                                36,046
              411     Siemens AG, ADR                                            40,533
                                                                            ------------
                                                                                307,714
                                                                            ------------
                      GREECE - 2.4%
            1,638     Coca Cola Hellenic Bottling Co. SA, ADR                    35,823
            4,763     Hellenic Telecommunications Organization SA, ADR           37,009
            5,958     National Bank of Greece SA, ADR                            35,986
                                                                            ------------
                                                                                108,818
                                                                            ------------
                      IRELAND - 5.3%
            5,629     Allied Irish Banks PLC, ADR                                26,794
            1,468     CRH PLC, ADR                                               37,874
            5,101     Elan Corp. PLC, ADR (a)                                    32,238
            2,735     Governor & Co. of the Bank of Ireland (The), ADR           26,776
            1,718     ICON PLC, ADR (a)                                          38,999
            1,313     Ryanair Holdings PLC, ADR (a)                              34,414
            4,451     SkillSoft PLC, ADR (a)                                     43,709
                                                                            ------------
                                                                                240,804
                                                                            ------------
                      ITALY - 2.5%
              786     ENI SpA, ADR                                               39,096
            1,521     Luxottica Group SpA, ADR                                   37,888
            2,195     Telecom Italia SpA, ADR                                    35,208
                                                                            ------------
                                                                                112,192
                                                                            ------------
                      JAPAN - 15.2%
            1,494     Advantest Corp., ADR                                       32,943
              991     Canon, Inc., ADR                                           37,876
            1,104     Hitachi Ltd., ADR                                          29,808
            1,208     Honda Motor Co. Ltd., ADR                                  37,436
            1,933     Konami Corp., ADR                                          31,914
              938     Kubota Corp., ADR                                          41,216
              445     Kyocera Corp., ADR                                         35,186
            1,261     Makita Corp., ADR                                          42,597
            6,385     Mitsubishi UFJ Financial Group, Inc., ADR                  35,054
              144     Mitsui & Co. Ltd., ADR                                     37,973
            8,684     Mizuho Financial Group, Inc., ADR                          32,044
            2,047     Nidec Corp., ADR                                           44,563
            1,635     Nippon Telegraph & Telephone Corp., ADR                    35,120
            4,638     Nomura Holdings, Inc., ADR                                 33,301
            2,369     NTT DoCoMo, Inc., ADR                                      35,653
            2,471     Panasonic Corp., ADR                                       31,555
            1,438     Sony Corp., ADR                                            38,380
              454     Toyota Motor Corp., ADR                                    35,657
              627     Wacoal Holdings Corp., ADR                                 36,090
                                                                            ------------
                                                                                684,366
                                                                            ------------
                      JERSEY - 2.9%
              544     Randgold Resources Ltd., ADR                               46,099
              741     Shire PLC, ADR                                             43,623
              877     WPP PLC, ADR                                               41,245
                                                                            ------------
                                                                                130,967
                                                                            ------------
                      LUXEMBOURG - 3.1%
            3,745     Acergy SA, ADR                                             55,014
            1,009     ArcelorMittal                                              39,623
            1,203     Tenaris SA, ADR                                            47,470
                                                                            ------------
                                                                                142,107
                                                                            ------------
                      NETHERLANDS - 9.9%
            5,081     Aegon NV                                                   36,786
            2,052     ASM International NV (a)                                   46,786
            1,304     ASML Holding NV                                            40,411
            2,265     CNH Global NV                                              53,296
            1,703     Crucell NV, ADR (a)                                        36,734
            2,319     ING Groep NV, ADR                                          22,031
            1,278     James Hardie Industries NV, ADR (a)                        47,248
            1,575     Koninklijke Philips Electronics NV                         43,250
            1,676     Reed Elsevier NV, ADR                                      39,168
            4,035     STMicroelectronics NV                                      32,684
            1,425     Unilever NV                                                43,904
                                                                            ------------
                                                                                442,298
                                                                            ------------
                      NEW ZEALAND - 0.8%
            4,043     Telecom Corp. of New Zealand Ltd., ADR                     36,023
                                                                            ------------

                      NORWAY - 1.0%
            1,762     Statoil ASA, ADR                                           43,486
                                                                            ------------

                      PAPUA NEW GUINEA - 1.1%
            1,513     Lihir Gold Ltd., ADR (a)                                   49,657
                                                                            ------------

                      PORTUGAL - 1.0%
            3,766     Portugal Telecom SGPS SA, ADR                              45,569
                                                                            ------------

                      SPAIN - 3.8%
            2,154     Banco Bilbao Vizcaya Argentaria SA, ADR                    40,948
            2,550     Banco Santander SA, ADR                                    44,115
            1,547     Repsol YPF SA, ADR                                         42,697
              498     Telefonica SA, ADR                                         43,142
                                                                            ------------
                                                                                170,902
                                                                            ------------
                      SWEDEN - 0.8%
            3,780     Telefonaktiebolaget LM Ericsson, ADR                       36,817
                                                                            ------------

                      SWITZERLAND - 5.2%
            1,866     ABB Ltd., ADR                                              34,260
              747     Credit Suisse Group AG, ADR                                39,150
            2,028     Logitech International SA (a)                              33,523
              833     Novartis AG, ADR                                           46,315
              837     Syngenta AG, ADR                                           44,788
            2,135     UBS AG                                                     33,498
                                                                            ------------
                                                                                231,534
                                                                            ------------
                      UNITED KINGDOM - 23.4%
            5,711     ARM Holdings PLC, ADR                                      44,089
              867     AstraZeneca PLC, ADR                                       38,868
            1,566     Barclays PLC, ADR                                          30,897
              693     BHP Billiton PLC, ADR                                      42,924
              721     BP PLC, ADR                                                41,227
              607     British American Tobacco PLC, ADR                          37,191
            1,070     British Sky Broadcasting Group PLC, ADR                    37,471
            1,753     BT Group PLC, ADR                                          40,599
              748     Cadbury PLC, ADR                                           39,921
            1,178     Carnival PLC, ADR                                          39,651
              627     Diageo PLC, ADR                                            42,391
              983     GlaxoSmithKline PLC, ADR                                   40,765
              708     HSBC Holdings PLC, ADR                                     41,779
            2,932     Intercontinental Hotels Group PLC, ADR                     40,872
            5,399     Lloyds Banking Group PLC, ADR                              29,155
              763     National Grid PLC, ADR                                     41,942
            3,158     Pearson PLC, ADR                                           43,580
            2,115     Prudential PLC, ADR                                        44,034
            1,228     Reed Elsevier PLC, ADR                                     37,061
              226     Rio Tinto PLC, ADR                                         46,127
            2,054     Royal Bank of Scotland Group PLC, ADR                      22,840
              662     Royal Dutch Shell PLC - Class A, ADR                       39,561
              678     Royal Dutch Shell PLC - Class B, ADR                       39,216
              828     Smith & Nephew PLC, ADR                                    39,578
            3,021     Tomkins PLC, ADR                                           34,228
            1,462     Unilever PLC, ADR                                          43,173
            1,663     Vodafone Group PLC, ADR                                    37,733
                                                                            ------------
                                                                              1,056,873
                                                                            ------------
                      TOTAL INVESTMENTS - 99.4%
                      (Cost $3,477,732)                                       4,486,174
                      Other Assets in excess of Liabilities - 0.6%               28,890
                                                                            ------------
                      NET ASSETS - 100.0%                                     4,515,064
                                                                            ============

ADR  American Depositary Receipt
AG   Stock Corporation
A/S  Limited Liability Stock Company
ASA  Stock Company
KGaA Limited Partnership
NV   Legal Entity
OYJ  Public Traded Company
PLC  Public Limited Company
SA   Corporation
SpA  Limited Share Corporation

(a)  Non-income producing security

        ------------------------------------------------------------------------
                    SUMMARY OF INVESTMENTS BY SECTOR CLASSIFICATION
        ------------------------------------------------------------------------
        SECTOR*                                           % OF TOTAL INVESTMENTS
        ------------------------------------------------------------------------
        Financials                                                         15.5%
        Information Technology                                             14.7%
        Consumer Discretionary                                             13.5%
        Materials                                                          10.6%
        Energy                                                             10.4%
        Telecommunication Services                                         10.3%
        Health Care                                                         9.9%
        Industrials                                                         7.1%
        Consumer Staples                                                    6.3%
        Utilities                                                           1.7%
        ------------------------------------------------------------------------

        * Subject to change daily. Securities are classified by sectors that represent broad groupings of related industries.

See previously submitted notes to financial statements for the period ended August 31, 2009.

At November 30, 2009, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:


                                                               Net Tax
                          Gross Tax        Gross Tax           Unrealized
Cost of Investments       Unrealized       Unrealized          Appreciation
for Tax Purposes          Appreciation     Depreciation        on Investments
--------------------------------------------------------------------------------
$ 3,478,691               $1,055,245       $ (47,762)          $ 1,007,483
--------------------------------------------------------------------------------

The Fund adopted the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 820, Fair Value Measurements and Disclosures ("ASC820") (formerly known as the Statement of Financial Accounting Standard ("FAS") No. 157). In accordance with ASC820, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC820 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation). The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of November 30, 2009.

Description                              Level 1   Level 2    Level 3      Total
--------------------------------------------------------------------------------
(value in $000s)
Assets:
Common Stocks:                           $ 4,486      $  -       $  -    $ 4,486
                                         -------      ----       ----    -------
Total                                    $ 4,486      $  -       $  -    $ 4,486
                                         =======      ====       ====    =======

TAN | CLAYMORE/MAC GLOBAL SOLAR ENERGY INDEX ETF
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2009 (UNAUDITED)
NUMBER OF SHARES      DESCRIPTION                                                   VALUE
------------------------------------------------------------------------------------------
                    COMMON STOCK - 100.1%
                    BRITISH VIRGIN ISLANDS - 1.3%
          609,566   Renesola Ltd., ADR (a)                                  $   2,444,360
                                                                            --------------

                    CANADA - 3.3%
          268,825   Canadian Solar, Inc. (a)                                    5,919,526
                                                                            --------------

                    CHINA - 26.4%
          486,199   China Sunergy Co. Ltd., ADR (a)                             1,925,348
        1,366,374   JA Solar Holdings Co. Ltd., ADR (a)                         5,315,195
          466,438   LDK Solar Co. Ltd., ADR (a)                                 3,638,216
          459,099   Solarfun Power Holdings Co. Ltd., ADR (a)                   3,025,462
        9,779,000   Solargiga Energy Holdings Ltd.                              2,750,685
          702,183   Suntech Power Holdings Co. Ltd., ADR (a)                   10,497,636
          249,515   Trina Solar Ltd., ADR (a)                                  11,622,409
          644,408   Yingli Green Energy Holding Co. Ltd., ADR (a)               9,157,038
                                                                            --------------
                                                                               47,931,989
                                                                            --------------
                    GERMANY - 32.6%
          106,592   Centrotherm Photovoltaics AG (a)                            6,518,101
        2,807,327   Conergy AG                                                  3,076,791
           43,930   Manz Automation AG (a)                                      3,553,619
           84,013   Phoenix Solar AG                                            4,528,173
          454,370   Q-Cells SE (a)                                              7,128,662
          138,962   Roth & Rau AG (a)                                           5,624,683
           76,877   SMA Solar Technology AG                                    10,221,535
          139,808   Solar Millennium AG (a)                                     5,940,193
          487,986   Solarworld AG                                              11,040,855
          166,972   Solon SE (a)                                                1,762,305
                                                                            --------------
                                                                               59,394,917
                                                                            --------------
                    NORWAY - 6.0%
        1,711,850   Renewable Energy Corp. ASA (a)                             10,858,075
                                                                            --------------

                    SPAIN - 1.6%
          672,192   Solaria Energia y Medio Ambiente SA (a)                     2,967,035
                                                                            --------------

                   SWITZERLAND - 3.6%
          28,282   Meyer Burger Technology AG (a)                               6,598,429
                                                                            --------------

                   UNITED KINGDOM - 2.0%
       3,516,724   PV Crystalox Solar PLC                                       3,650,347
                                                                            --------------

                    UNITED STATES - 23.3%
          466,450   Energy Conversion Devices, Inc. (a)                         4,627,184
        2,320,012   Evergreen Solar, Inc. (a)                                   3,248,017
          141,475   First Solar, Inc. (a)                                      16,851,087
          541,786   GT Solar International, Inc. (a)                            2,568,066
          646,815   MEMC Electronic Materials, Inc. (a)                         7,787,653
          353,690   Sunpower Corp. - Class A (a)                                7,310,772
                                                                            --------------
                                                                               42,392,779
                                                                            --------------

                    TOTAL INVESTMENTS - 100.1%
                    (Cost $195,002,075)                                       182,157,457
                    Liabilities in excess of Other Assets - (0.1%)               (191,234)
                                                                            --------------
                    NET ASSETS - 100.0%                                     $ 181,966,223
                                                                            ==============

ADR  American Depositary Receipt
AG   Stock Corporation
ASA  Stock Company
PLC  Public Limited Company
SA   Corporation
SE   Stock Corporation

(a)  Non-income producing security.

      --------------------------------------------------------------------------
                     SUMMARY OF INVESTMENTS BY SECTOR CLASSIFICATION
      --------------------------------------------------------------------------
      SECTOR*                                             % OF TOTAL INVESTMENTS
      --------------------------------------------------------------------------
      Industrials                                                          88.9%
      Information Technology                                               11.1%
      --------------------------------------------------------------------------
      * Subject to change daily. Securities are classified by sectors that represent broad groupings of related industries.

See previously submitted notes to financial statements for the period ended August 31, 2009.

At November 30, 2009, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:


                                                               Net Tax
                          Gross Tax        Gross Tax           Unrealized
Cost of Investments       Unrealized       Unrealized          Depreciation
for Tax Purposes          Appreciation     Depreciation        on Investments
--------------------------------------------------------------------------------
$ 195,138,311             $ 36,439,384     $(49,420,238)       $ (12,980,854)
--------------------------------------------------------------------------------

The Fund adopted the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 820, Fair Value Measurements and Disclosures ("ASC820") (formerly known as the Statement of Financial Accounting Standard ("FAS") No. 157). In accordance with ASC820, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC820 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation). The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of November 30, 2009.

Description               Level 1       Level 2        Level 3             Total
--------------------------------------------------------------------------------
(value in $000s)
Assets:
Common Stocks           $ 182,157          $  -           $  -         $ 182,157
                        ---------          ----           ----         ---------
Total                   $ 182,157          $  -           $  -         $ 182,157
                        =========          ====           ====         =========

FAA | CLAYMORE/NYSE ARCA AIRLINE ETF
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2009 (UNAUDITED)

 NUMBER OF SHARES     DESCRIPTION                                                  VALUE
-----------------------------------------------------------------------------------------
                      COMMON STOCKS - 101.0%
                      AUSTRALIA - 1.3%
           68,733     Qantas Airways Ltd.                                   $    163,578
                                                                            -------------

                      BRAZIL - 1.3%
            9,724     Tam SA, ADR (a)                                            170,462
                                                                            -------------

                      CANADA - 1.4%
           15,664     Westjet Airlines Ltd. (a)                                  175,324
                                                                            -------------

                      CHINA - 1.3%
           97,000     Cathay Pacific Airways Ltd.                                165,710
                                                                            -------------

                      FRANCE - 3.8%
           30,023     Air France-KLM                                             475,992
                                                                            -------------

                      GERMANY - 4.3%
           33,916     Deutsche Lufthansa AG                                      541,278
                                                                            -------------

                      IRELAND - 2.1%
          127,287     Aer Lingus (a)                                             105,106
           39,603     Ryanair Holdings PLC (a)                                   164,639
                                                                            -------------
                                                                                 269,745
                                                                            -------------
                      JAPAN - 2.9%
           67,000     All Nippon Airways Co. Ltd.                                176,551
          172,000     Japan Airlines Corp. (a) (b)                               183,690
                                                                            -------------
                                                                                 360,241
                                                                            -------------
                      SINGAPORE - 4.2%
           55,000     Singapore Airlines Ltd.                                    528,102
                                                                            -------------

                      SOUTH KOREA - 1.3%
            3,890     Korean Air Lines Co. Ltd.                                  165,429
                                                                            -------------

                      SPAIN - 1.3%
           55,762     Iberia Lineas Aereas de Espana                             162,414
                                                                            -------------

                      SWEDEN - 1.2%
          247,102     SAS AB (a)                                                 155,208
                                                                            -------------

                      UNITED KINGDOM - 2.6%
           49,876     British Airways PLC                                        159,856
           26,918     easyJet PLC (a)                                            162,123
                                                                            -------------
                                                                                 321,979
                                                                            -------------
                      UNITED STATES - 72.0%
          106,618     AirTran Holdings, Inc. (a)                                 439,266
           14,956     Alaska Air Group, Inc. (a)                                 447,184
          331,013     AMR Corp. (a)                                            1,999,318
           33,072     Continental Airlines, Inc. - Class B (a)                   471,607
          240,265     Delta Air Lines, Inc. (a)                                1,967,770
           82,836     JetBlue Airways Corp. (a)                                  456,426
           29,608     Skywest, Inc.                                              435,534
          205,865     Southwest Airlines Co.                                   1,893,958
           61,893     UAL Corp. (a)                                              480,290
          132,788     US Airways Group, Inc. (a)                                 489,988
                                                                            -------------
                                                                               9,081,341
                                                                            -------------

                      TOTAL INVESTMENTS - 101.0%
                      (Cost - $12,145,291)                                    12,736,803
                      Liabilities in excess of Other Assets - (1.0%)            (120,779)
                                                                            -------------
                      NET ASSETS - 100.0%                                   $ 12,616,024
                                                                            =============

AB -  Stock Company
ADR - American Depositary Receipt
AG -  Stock Corporation
PLC - Public Limited Company
SA -  Corporation

(a)   Non-income producing security.

(b) Subsequent to November 30, 2009, the issuer filed for bankruptcy protection.

         -----------------------------------------------------------------------
                                         Sector*
         -----------------------------------------------------------------------
         Industrials                                                      100.0%
         -----------------------------------------------------------------------
         *   Subject to change daily.  Based on total investments.

See previously submitted notes to financial statements for the period ended August 31, 2009.

At November 30, 2009, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:


                                                               Net Tax
                          Gross Tax        Gross Tax           Unrealized
Cost of Investments       Unrealized       Unrealized          Appreciation
for Tax Purposes          Appreciation     Depreciation        on Investments
--------------------------------------------------------------------------------
$ 12,309,631              $ 772,498        $ (345,326)         $ 427,172
--------------------------------------------------------------------------------

The Fund adopted the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 820, Fair Value Measurements and Disclosures ("ASC820") (formerly known as the Statement of Financial Accounting Standard ("FAS") No. 157). In accordance with ASC820, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC820 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation). The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of November 30, 2009.

Description                 Level 1        Level 2        Level 3          Total
--------------------------------------------------------------------------------
(value in $000s)
Assets:
Common Stocks                12,737              -              -         12,737
                           --------           ----           ----       --------
Total                      $ 12,737           $  -           $  -       $ 12,737
                           ========           ====           ====       ========

CGW | CLAYMORE S&P GLOBAL WATER INDEX ETF
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2009 (UNAUDITED)
 NUMBER OF SHARES     DESCRIPTION                                                 VALUE
----------------------------------------------------------------------------------------
                      COMMON STOCKS - 99.8%
                      AUSTRALIA - 3.5%
          307,640     WorleyParsons Ltd.                                    $   7,467,988
                                                                            --------------

                      AUSTRIA - 1.9%
           55,315     Andritz AG                                                3,328,532
           28,756     BWT AG                                                      837,553
                                                                            --------------
                                                                                4,166,085
                                                                            --------------
                      BRAZIL - 2.5%
          147,468     Cia de Saneamento Basico do Estado de Sao Paulo, ADR      5,394,379
                                                                            --------------

                      CHINA - 2.5%
        3,270,000     China Everbright International Ltd. (Hong Kong)           1,561,131
        6,642,000     Guangdong Investment Ltd. (Hong Kong)                     3,693,738
                                                                            --------------
                                                                                5,254,869
                                                                            --------------
                      FINLAND - 1.6%
          112,791     Kemira OYJ                                                1,764,510
           87,568     Uponor OYJ                                                1,738,037
                                                                            --------------
                                                                                3,502,547
                                                                            --------------
                      FRANCE - 11.5%
          328,034     Suez Environnement Co.                                    7,296,299
          513,236     Veolia Environnement                                     17,371,984
                                                                            --------------
                                                                               24,668,283
                                                                            --------------
                      ITALY - 1.6%
          104,266     ACEA SpA                                                  1,199,878
          575,688     Hera SpA                                                  1,386,352
          185,217     Interpump Group SpA                                         917,650
                                                                            --------------
                                                                                3,503,880
                                                                            --------------
                      JAPAN - 6.5%
          517,000     Ebara Corp.                                               1,980,498
          345,900     Kurita Water Industries Ltd.                             10,961,832
           76,000     Nihon Nohyaku Co. Ltd.                                      418,178
           77,000     Organo Corp.                                                508,596
                                                                            --------------
                                                                               13,869,104
                                                                            --------------
                      NETHERLANDS - 1.6%
        1,355,305     Wavin NV                                                  3,322,808
                                                                            --------------

                      SINGAPORE - 1.1%
        1,814,000     Epure International Ltd.                                    772,667
          743,000     Hyflux Ltd.                                               1,641,396
                                                                            --------------
                                                                                2,414,063
                                                                            --------------
                      SPAIN - 1.5%
           48,853     Fomento de Construcciones y Contratas SA                  2,082,278
           38,430     Sociedad General de Aguas de Barcelona SA - Class A       1,142,399
                                                                            --------------
                                                                                3,224,677
                                                                            --------------
                      SWITZERLAND - 10.3%
          127,373     Geberit AG                                               21,967,641
                                                                            --------------

                      UNITED KINGDOM - 18.1%
          574,785     Halma PLC                                                 2,107,288
          976,870     Northumbrian Water Group PLC                              4,309,247
          896,063     Pennon Group PLC                                          7,314,416
          628,389     Severn Trent PLC                                         10,828,123
        1,796,326     United Utilities Group PLC                               14,052,890
                                                                            --------------
                                                                               38,611,964
                                                                            --------------
                      UNITED STATES - 35.6%
           45,676     American States Water Co.                                 1,510,962
          186,346     American Water Works Co., Inc.                            4,144,335
          360,051     Aqua America, Inc.                                        5,876,032
           80,574     Arch Chemicals, Inc.                                      2,160,189
           22,485     Badger Meter, Inc.                                          791,022
           83,582     Calgon Carbon Corp. (b)                                   1,169,312
           53,633     California Water Service Group                            1,961,895
          146,917     Danaher Corp.                                            10,419,354
           37,593     Franklin Electric Co., Inc.                               1,035,311
          125,606     IDEX Corp.                                                3,721,706
          105,040     Insituform Technologies, Inc. - Class A (b)               2,174,328
           56,650     Itron, Inc. (b)                                           3,443,754
          190,888     ITT Corp.                                                 9,872,727
           40,496     Layne Christensen Co. (b)                                 1,053,706
          316,494     Mueller Water Products, Inc. - Class A                    1,595,130
          409,449     Nalco Holding Co.                                        10,015,123
          154,650     Pentair, Inc.                                             4,654,965
           34,212     SJW Corp.                                                   733,848
          179,221     Tetra Tech, Inc. (b)                                      4,720,681
           28,280     Valmont Industries, Inc.                                  2,167,379
           94,028     Watts Water Technologies, Inc. - Class A                  2,881,958
                                                                            --------------
                                                                               76,103,717
                                                                            --------------
                      TOTAL COMMON STOCK - 99.8%
                      (Cost $236,814,263)                                     213,472,005
                                                                            --------------

                      RIGHTS - 0.1%
                      FINLAND - 0.1%
          112,791     Kemira OYJ (a)                                              161,719
                                                                            --------------

                      ITALY - 0.0%
           39,600     Interpump Group SpA (a)                                           -
                                                                            --------------

                      TOTAL RIGHTS
                      (Cost $0)                                                   161,719
                                                                            --------------

                      TOTAL INVESTMENTS - 99.9%
                      (Cost $236,814,263)                                     213,633,724
                      Other Assets in excess of Liabilities - 0.1%                312,664
                                                                            --------------
                      NET ASSETS - 100.0%                                   $ 213,946,388
                                                                            ==============

ADR - American Depositary Receipt
AG -  Stock Corporation
NV -  Publicly Traded Company
OYJ - Publicly Traded Company
PLC - Public Limited Company
SA -  Corporation
SpA - Limited Share Company

(a) Security is valued in accordance with Fair Valuation procedures established in good faith by the Board of Trustees. The total market value of such securities is $161,719 which represents 0.1% of net assets.

(b)   Non-income producing security.

       ------------------------------------------------------------------
       SECTOR*                                     % OF TOTAL INVESTMENTS
       ------------------------------------------------------------------
             Industrials                                            44.1%
             Utilities                                              42.4%
             Materials                                               7.4%
             Energy                                                  3.5%
             Information Technology                                  2.6%
       ------------------------------------------------------------------
       * Subject to change daily. Securities are classified by sectors that represent broad groupings of related industries.

See previously submitted notes to financial statements for the period ended August 31, 2009.

At November 30, 2009, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:


                                                                  Net Tax
                                                  Net Tax         Unrealized
Cost of            Gross Tax     Gross Tax        Unrealized      Appreciation
Investments        Unrealized    Unrealized       Depreciation    on Foreign
for Tax Purposes   Appreciation  Depreciation     on Investments  Currency
--------------------------------------------------------------------------------
$ 238,617,747      $ 15,885,105  $ (40,869,128)   $ (24,984,023)  $ 17,671
--------------------------------------------------------------------------------

The Fund adopted the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 820, Fair Value Measurements and Disclosures ("ASC820") (formerly known as the Statement of Financial Accounting Standard ("FAS") No. 157). In accordance with ASC820, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC820 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation). The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of November 30, 2009.

Description                  Level 1        Level 2        Level 3         Total
--------------------------------------------------------------------------------
(value in $000s)
Assets:
Common Stocks:
   Energy                     $    7,468          $   -           $  -          $   7,468
   Industrials                    94,295              -              -             94,295
   Information Technology          5,551              -              -              5,551
   Materials                      15,527            162              -             15,689
   Utilities                      90,631              -              -             90,631
                              ----------          -----           ----          ---------
Total                         $  213,472          $ 162           $  -          $ 213,634
                              ==========          =====           ====          =========

ITEM 2.  CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

     (b) There was no change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

         A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

                                   SIGNATURES



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Claymore Exchange-Traded Fund Trust 2
--------------------------------------------------------------------------------

By:  /s/ J. Thomas Futrell
     ---------------------------------------------------------------------------
         J. Thomas Futrell
         Chief Executive Officer

Date:    January 27, 2010
      --------------------------------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ J. Thomas Futrell
     ---------------------------------------------------------------------------
         J. Thomas Futrell
         Chief Executive Officer

Date:    January 27, 2010
      --------------------------------------------------------------------------

By:  /s/ Steven M. Hill
     ---------------------------------------------------------------------------
         Steven M. Hill
         Treasurer and Chief Financial Officer

Date:    January 27, 2010
      --------------------------------------------------------------------------